Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2026
Non-current assets held for sale and discontinued operations [Abstract]
Assets Held For Sale
Assets held for sale are comprised of the following:

	Note	ICC	Land	Equipment	Bevo	Total
		$	$	$	$	$
Balance, March 31 2024		199	—	1,200	—	1,399
Additions		14,089	—	—	—	14,089
Impairment		(11,643)	—	—	—	(11,643)
Foreign exchange		57	—	—	—	57
Liabilities held for sale		(1,281)	—	—	—	(1,281)
Proceeds from disposal		(1,199)	—	(1,200)	—	(2,399)
Balance, March 31, 2025		222	—	—	—	222
Transfer from property, plant and equipment		—	1,548	371	—	1,919
Additions		—	—	—	178,103	178,103
Foreign exchange		(6)	67	—	—	61
Liabilities held for sale	10	—	—	—	(110,089)	(110,089)
Proceeds from disposal		(216)	—	—	(15,730)	(15,946)
Impairment		—	—	—	(25,068)	(25,068)
Non-controlling interest					(27,216)	(27,216)
Balance, March 31, 2026		—	1,615	371	—	1,986

Discontinued Operations
The following table summarizes the financial results of Bevo and ICC presented as discontinued operations for the respective periods:

	Years ended March 31,
	2026	2025
	$	$
Revenue	56,163	54,729

Cost of sales	67,836	46,960

Loss on changes in fair value of inventory and biological assets sold	11,561	9,822
Unrealized gain on changes in fair value of biological assets	(12,856)	(7,250)
Gross profit (loss)	(10,378)	5,197

Operating expenses
General and administration	5,492	7,303
Sales and marketing	45	110
Depreciation and amortization	4,489	6,162
Share-based compensation	—	81
Total operating expenses	10,026	13,656

Other income (expenses)
Interest and other income	239	1,015
Finance and other costs	(5,896)	(5,718)
Foreign exchange loss (gain)	72	390
Other gains (losses)	558	(418)
Impairment of property, plant, and equipment	—	(11,870)
Impairment of intangible assets and goodwill	(23,367)	—
Total other income (expenses)	(28,394)	(16,601)

Income (loss) before income tax recovery (expense)	(48,798)	(25,060)

Income tax recovery (expense)
Current tax	—	(436)
Deferred tax	(3,479)	37
Income tax recovery (expense)	(3,479)	(399)

Impairment of plant propagation	(25,068)	—
Net loss from discontinued operations	(77,345)	(25,459)

Net loss from discontinued operations attributable to:
Aurora Cannabis Inc.	$(63,141)	$(24,782)
Non-controlling interest	$(14,204)	$(677)

Summary of Impairment
The following summarizes the impairment resulting from the Bevo Transaction on February 17, 2026:

Total

$
Consideration:
Cash	5,500
Preferred shares	10,230
Total consideration	15,730

Net assets disposed	68,014
Less: Non-controlling interest	(27,216)
40,798
Impairment of Plant Propagation	(25,068)